Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 number	Dec. 31, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Number of wireless customers	4,800,000
Wireline and Cable connections	1,100,000
Short-term investments	$ 50,104,000	$ 115,700,000
Long-term investments		50,305,000
Number of business segments	5
Business segments, additional information	Previously, TDS had reported the following reportable segments: U.S. Cellular, TDS Telecom’s incumbent local exchange carrier (“ILEC”), its competitive local exchange carrier (“CLEC”), its HMS operations and the Non-Reportable Segment. As a result of recent acquisitions and changes in TDS’ strategy, operations and internal reporting, TDS has reevaluated and changed its operating segments during the year ended December 31, 2013, which resulted in the following reportable segments: U.S. Cellular, TDS Telecom’s Wireline, Cable and HMS operations, and the Non-Reportable Segment. The Wireline segment consists of the former ILEC and CLEC segments. The Cable segment consists of Baja Broadband, LLC (“Baja”), which was acquired in August 2013. The HMS segment remains unchanged, except that it now uses a unified brand name, OneNeck IT Solutions (“OneNeck”), as a result of the consolidation of the HMS operations.
Amounts recorded gross in revenues that are billed to customers and remitted to governmental authorities	131,000,000	152,400,000	141,300,000
Advertising costs	212,800,000	240,900,000	267,700,000
Accumulated amortization of deferred charges	41,400,000	30,000,000
Allowance for doubtful accounts
Accounts receivable
Allowance for doubtful accounts, beginning balance	33,415,000	31,071,000	35,007,000
Additions, net of recoveries	105,629,000	74,695,000	68,611,000
Deductions	(73,440,000)	(72,351,000)	(72,547,000)
Allowance for doubtful accounts, ending balance	65,604,000	33,415,000	31,071,000
U.S. Cellular
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
TDS ownership	84.00%
Agent liability	121,300,000	88,200,000
U.S. Cellular | Loyalty Rewards Program
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Change in accounting estimate, financial effect	As of December 31, 2013, U.S. Cellular estimated loyalty reward points breakage based on actuarial estimates and recorded a $7.4 million change in estimate, which reduced Customer deposits and deferred revenues in the Consolidated Balance Sheet and increased Operating revenues in the Consolidated Statement of Operations.
Deferred revenue	116,200,000	56,600,000
U.S. Cellular | Loyalty Rewards Program | Special issuance
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Deferred revenue	$ 43,500,000